PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited)
1
Voya Enhanced Securitized Income Fund
Principal
Amount † RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 23.5%
Automobile Asset-Backed Securities : 9.5%
8,000
(1)
Carvana Auto
Receivables Trust
2023-P1 R,
03/11/2030 $ 1,259,457
5.0
5,000
(1)
Chase Auto Owner
Trust 2024-1A R1,
06/25/2031 1,145,646
4.5
2,405,103
9.5
Other Asset-Backed Securities : 14.0%
1,000,000
(1)(2)
Bain Capital Credit
Clo Ltd. 2019-4A ER,
13.316%, (TSFR3M +
7.990%),
04/23/2035 992,512
3.9
1,250,000
(1)(2)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
ER, 11.075%, (TSFR3M
+ 5.750%),
01/15/2033 1,253,332
4.9
1,000,000
(1)(2)
Empower CLO Ltd.
2024-2A E, 11.376%,
(TSFR3M + 6.050%),
07/15/2037 1,007,671
4.0
300,000
(1)(2)
Reese Park CLO Ltd.
2020-1A ER, 12.090%,
(TSFR3M + 6.762%),
10/15/2034 301,716
1.2
3,555,231
14.0
Total Asset-Backed
Securities
(Cost $5,770,722)
5,960,334
23.5
COMMERCIAL MORTGAGE-BACKED SECURITIES : 18.9%
1,000,000
(1)
ARZ Trust 2024-BILT
G, 8.803%,
06/11/2029 1,011,943
4.0
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-C2 D, 3.250%,
08/10/2049 866,348
3.4
1,250,000
(1)(2)
SMRT 2022-MINI F,
8.667%, (TSFR1M +
3.350%),
01/15/2039 1,210,047
4.8
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.166%,
12/15/2049 867,106
3.4
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.032%,
12/15/2059 832,124
3.3
Total Commercial
Mortgage-Backed
Securities
(Cost $4,744,304)
4,787,568
18.9
COLLATERALIZED MORTGAGE OBLIGATIONS : 12.1%
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
9.324%, (SOFR30A +
4.000%),
01/25/2044 1,029,380
4.1
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
9.024%, (SOFR30A +
3.700%),
02/25/2044 $ 1,020,876
4.0
900,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 B2, 10.824%,
(SOFR30A + 5.500%),
01/25/2034 1,014,501
4.0
Total Collateralized
Mortgage Obligations
(Cost $3,012,180)
3,064,757
12.1
Total Long-Term
Investments
(Cost $13,527,206)
13,812,659
54.5
SHORT-TERM INVESTMENTS : 48.9%
U.S. Treasury Obligations : 24.8%
6,300,000
(3)
United States Treasury
Bill,
1.330
%,
06/04/2024
(Cost $6,297,255)
6,299,083
24.8
Commercial Paper : 24.0%
1,000,000
Autozone, Inc.,
5.510
%,
06/03/2024 999,548
3.9
500,000  Duke Energy Co.,
5.520
%,
06/04/2024 499,699
2.0
500,000  Duke Energy Co.,
5.550
%,
06/11/2024 499,167
2.0
869,000
Entergy Corp.,
5.490
%,
06/03/2024 868,610
3.4
1,000,000
Exelon Corp.,
5.520
%,
06/04/2024 999,397
3.9
368,000
FISERV, Inc.,
5.540
%,
06/04/2024 367,777
1.5
488,000
Kellanova,
5.560
%,
06/03/2024 487,778
1.9
700,000  McCormick Comp,
5.570
%,
06/14/2024 698,511
2.8
663,000
RTX Corp.,
5.580
%,
06/18/2024 661,184
2.6
Total Commercial Paper
(Cost $6,082,613)
6,081,671
24.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)
2
Voya Enhanced Securitized Income Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
13,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.230%
(Cost $13,000) $ 13,000 0.1
Total Short-Term
Investments
(Cost $12,392,868)
$ 12,393,754
48.9
Total Investments in
Securities
(Cost $25,920,074) $ 26,206,413 103.4
Liabilities in Excess of
Other Assets (873,756) (3.4)
Net Assets $ 25,332,657 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of May
31, 2024.
(3)
Represents a zero coupon bond. Rate shown reflects the effective yield as of May 31, 2024.
(4)
Rate shown is the 7-day yield as of May 31, 2024.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (unaudited) (continued)
3
Voya Enhanced Securitized Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2024
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 5,960,334 $ — $ 5,960,334
Collateralized Mortgage Obligations — 3,064,757 — 3,064,757
Commercial Mortgage-Backed Securities — 4,787,568 — 4,787,568
Short-Term Investments 13,000 12,380,754 — 12,393,754
Total Investments, at fair value $ 13,000 $ 26,193,413 $ — $ 26,206,413
Other Financial Instruments+
Futures 246 — — 246
Total Assets $ 13,246 $ 26,193,413 $ — $ 26,206,659
Liabilities Table
Other Financial Instruments+
Futures $ (24,035) $ — $ — $ (24,035)
Total Liabilities $ (24,035) $ — $ — $ (24,035)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2024, the following futures contracts were outstanding for Voya Enhanced Securitized Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 2 09/30/24 $ 407,406 $ 246
U.S. Treasury Long Bond 15 09/19/24 1,740,938 (13,040)
U.S. Treasury Ultra 10-Year Note 28 09/19/24 3,136,875 (10,995)
$ 5,285,219 $ (23,789)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 287,281
Gross Unrealized Depreciation (942)
Net Unrealized Appreciation $ 286,339